ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 8.0%
Broadcasting - 4.0%
Fox Corp. - Class A	135,827	$7,611,745
Nexstar Media Group, Inc.	44,161	7,637,645
		15,249,390
Cable & Satellite - 2.0%
Comcast Corp. - Class A	212,029	7,567,315

Integrated Telecommunication Services - 2.0%
Verizon Communications, Inc.	176,658	7,643,992
Total Communication Services		30,460,697

Consumer Discretionary - 18.0%
Apparel Retail - 4.0%
Gap, Inc.	344,196	7,506,915
Urban Outfitters, Inc. (a)	105,142	7,627,001
		15,133,916
Automobile Manufacturers - 2.0%
General Motors Co.	153,373	7,547,485

Automotive Parts & Equipment - 2.0%
Aptiv PLC (a)	110,322	7,526,167

Automotive Retail - 2.0%
Lithia Motors, Inc.	22,631	7,645,204

Footwear - 2.0%
Crocs, Inc. (a)	74,466	7,541,917

Homebuilding - 2.0%
NVR, Inc. (a)	1,017	7,511,216

Leisure Products - 2.0%
YETI Holdings, Inc. (a)	240,718	7,587,431

Specialized Consumer Services - 2.0%
ADT, Inc.	894,298	7,574,704
Total Consumer Discretionary		68,068,040

Consumer Staples - 6.0%
Agricultural Products & Services - 2.0%
Ingredion, Inc.	55,869	7,576,954

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 2.0%
Cal-Maine Foods, Inc.	76,021	$7,573,972

Tobacco - 2.0%
Altria Group, Inc.	128,882	7,556,352
Total Consumer Staples		22,707,278

Energy - 7.9%
Oil & Gas Equipment & Services - 5.9%
Baker Hughes Co.	195,016	7,476,913
Schlumberger NV	221,082	7,472,572
TechnipFMC PLC	217,539	7,492,043
		22,441,528
Oil & Gas Exploration & Production - 2.0%
Permian Resources Corp.	546,966	7,449,677
Total Energy		29,891,205

Health Care - 20.0%
Biotechnology - 6.0%
Exelixis, Inc. (a)	171,745	7,569,661
Halozyme Therapeutics, Inc. (a)	144,283	7,505,602
United Therapeutics Corp. (a)	26,159	7,516,788
		22,592,051
Health Care Facilities - 2.0%
Universal Health Services, Inc. - Class B	42,441	7,688,187

Health Care Services - 4.0%
Cigna Group	22,925	7,578,546
DaVita, Inc. (a)	53,240	7,584,038
		15,162,584
Health Care Supplies - 2.0%
Lantheus Holdings, Inc. (a)	91,867	7,520,233

Managed Health Care - 6.0%
Centene Corp. (a)	140,621	7,632,908
Elevance Health, Inc.	19,416	7,552,048
Molina Healthcare, Inc. (a)	25,477	7,589,598
		22,774,554
Total Health Care		75,737,609

Industrials - 21.9%
Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	66,494	7,596,939

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Building Products - 2.0%
Masco Corp.	117,314	$7,550,329

Construction Machinery & Heavy Transportation Equipment - 4.0%
Allison Transmission Holdings, Inc.	79,268	7,529,667
Cummins, Inc.	23,033	7,543,308
		15,072,975
Data Processing & Outsourced Services - 2.0%
Maximus, Inc.	107,558	7,550,572

Electrical Components & Equipment - 1.9%
NEXTracker, Inc. - Class A (a)	136,420	7,417,155

Industrial Machinery & Supplies & Components - 2.0%
Snap-on, Inc.	24,404	7,594,037

Passenger Airlines - 2.0%
United Airlines Holdings, Inc. (a)	94,512	7,525,991

Research & Consulting Services - 4.0%
Booz Allen Hamilton Holding Corp.	72,183	7,516,416
Leidos Holdings, Inc.	48,019	7,575,477
		15,091,893
Trading Companies & Distributors - 2.0%
Wesco International, Inc.	40,436	7,488,747
Total Industrials		82,888,638

Information Technology - 6.0%
IT Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corp. - Class A	96,633	7,540,273

Semiconductors - 2.0%
Cirrus Logic, Inc. (a)	71,931	7,499,166

Technology Distributors - 2.0%
TD Synnex Corp.	56,190	7,624,983
Total Information Technology		22,664,422

Materials - 11.9%
Aluminum - 2.0%
Alcoa Corp.	257,149	7,588,467

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Copper - 2.0%
Southern Copper Corp.	73,528	$7,438,828

Fertilizers & Agricultural Chemicals - 2.0%
CF Industries Holdings, Inc.	82,348	7,576,016

Gold - 2.0%
Newmont Corp.	130,841	7,622,796

Metal, Glass & Plastic Containers - 2.0%
Crown Holdings, Inc.	73,161	7,534,120

Specialty Chemicals - 1.9%
Eastman Chemical Co.	99,471	7,426,505
Total Materials		45,186,732
TOTAL COMMON STOCKS (Cost $367,050,314)		377,604,621

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (b)	628,552	628,552
TOTAL SHORT-TERM INVESTMENTS (Cost $628,552)		628,552

TOTAL INVESTMENTS - 99.9% (Cost $367,678,866)		$378,233,173
Other Assets in Excess of Liabilities - 0.1%		362,388
TOTAL NET ASSETS - 100.0%		$378,595,561

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$377,604,621	$—	$—	$377,604,621
Money Market Funds	628,552	—	—	628,552
Total Investments	$378,233,173	$—	$—	$378,233,173

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.